UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Aerospace and defense (0.4%)

Cubic Corp.	15,921	$636,203

		636,203
Air freight and logistics (0.3%)

XPO Logistics, Inc.(NON)(S)	14,438	443,247

		443,247
Airlines (0.6%)

Allegiant Travel Co.	4,846	862,879

		862,879
Auto components (2.3%)

American Axle & Manufacturing Holdings, Inc.(NON)	28,578	439,815

Cooper Tire & Rubber Co.	17,305	640,631

Cooper-Standard Holding, Inc.(NON)	8,307	596,775

Tenneco, Inc.(NON)	11,570	595,971

Visteon Corp.	12,559	999,571

		3,272,763
Banks (2.0%)

Customers Bancorp, Inc.(NON)	23,436	553,793

FCB Financial Holdings, Inc. Class A(NON)	19,184	638,060

First BanCorp. (Puerto Rico)(NON)	168,401	491,731

Renasant Corp.	23,463	772,167

Western Alliance Bancorp(NON)	13,152	439,014

		2,894,765
Biotechnology (9.3%)

ACADIA Pharmaceuticals, Inc.(NON)	23,665	661,673

AMAG Pharmaceuticals, Inc.(NON)	48,380	1,132,092

Anacor Pharmaceuticals, Inc.(NON)	4,351	232,561

Applied Genetic Technologies Corp.(NON)	23,634	330,403

Ardelyx, Inc.(NON)	24,227	188,244

ARIAD Pharmaceuticals, Inc.(NON)	48,355	308,988

Biospecifics Technologies Corp.(NON)	10,953	381,383

Dynavax Technologies Corp.(NON)	33,977	653,717

Eagle Pharmaceuticals, Inc.(NON)(S)	3,659	148,190

Emergent BioSolutions, Inc.(NON)	15,723	571,531

FivePrime Therapeutics, Inc.(NON)	15,427	626,799

Halozyme Therapeutics, Inc.(NON)(S)	25,513	241,608

Immune Design Corp.(NON)(S)	16,031	208,403

Inotek Pharmaceuticals Corp.(NON)(S)	24,292	179,761

Insys Therapeutics, Inc.(NON)(S)	22,734	363,517

Ionis Pharmaceuticals, Inc.(NON)	6,230	252,315

Ligand Pharmaceuticals, Inc.(NON)	4,549	487,152

Merrimack Pharmaceuticals, Inc.(NON)(S)	58,639	490,808

MiMedx Group, Inc.(NON)	52,014	454,602

Myriad Genetics, Inc.(NON)(S)	10,087	377,556

Neurocrine Biosciences, Inc.(NON)	24,029	950,347

Novavax, Inc.(NON)(S)	28,578	147,462

OncoMed Pharmaceuticals, Inc.(NON)	11,471	115,972

Ophthotech Corp.(NON)	12,954	547,566

Portola Pharmaceuticals, Inc.(NON)	7,318	149,287

Prothena Corp. PLC (Ireland)(NON)(S)	23,734	976,891

Repligen Corp.(NON)	16,686	447,519

Sage Therapeutics, Inc.(NON)	5,934	190,244

TESARO, Inc.(NON)(S)	20,272	892,576

Tokai Pharmaceuticals, Inc.(NON)(S)	7,417	41,609

Trevena, Inc.(NON)	32,435	268,237

uniQure NV (Netherlands)(NON)	15,624	185,613

		13,204,626
Building products (2.1%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)(S)	15,624	536,684

Continental Building Products, Inc.(NON)	33,621	624,006

Patrick Industries, Inc.(NON)	17,701	803,448

PGT, Inc.(NON)	71,395	702,527

Trex Co., Inc.(NON)	7,516	360,242

		3,026,907
Capital markets (0.4%)

Lazard, Ltd. Class A	13,548	525,662

		525,662
Chemicals (2.2%)

American Vanguard Corp.	38,071	600,760

Innophos Holdings, Inc.	8,862	273,924

Innospec, Inc.	20,206	876,132

LSB Industries, Inc.(NON)	14,734	187,859

Minerals Technologies, Inc.	7,812	444,112

Trinseo SA(NON)	19,777	727,991

		3,110,778
Commercial services and supplies (1.2%)

G&K Services, Inc. Class A	7,812	572,229

MSA Safety, Inc.	10,128	489,689

Tetra Tech, Inc.	20,371	607,463

		1,669,381
Communications equipment (2.8%)

CalAmp Corp.(NON)(S)	51,315	920,078

Ciena Corp.(NON)	19,481	370,529

Infinera Corp.(NON)	23,436	376,382

InterDigital, Inc./PA	9,197	511,813

Ixia(NON)	32,534	405,374

Netscout Systems, Inc.(NON)	5,457	125,347

Plantronics, Inc.	12,361	484,428

ShoreTel, Inc.(NON)	62,001	461,287

Ubiquiti Networks, Inc.(NON)(S)	11,076	368,499

		4,023,737
Construction and engineering (2.1%)

Argan, Inc.	18,492	650,179

Chicago Bridge & Iron Co. NV	6,626	242,445

Dycom Industries, Inc.(NON)(S)	18,100	1,170,527

MasTec, Inc.(NON)	45,290	916,670

		2,979,821
Construction materials (0.8%)

U.S. Concrete, Inc.(NON)	19,184	1,142,983

		1,142,983
Consumer finance (0.3%)

Encore Capital Group, Inc.(NON)	8,579	220,823

PRA Group, Inc.(NON)	7,511	220,748

		441,571
Containers and packaging (0.4%)

Berry Plastics Group, Inc.(NON)	17,206	621,997

		621,997
Diversified consumer services (1.0%)

Bright Horizons Family Solutions, Inc.(NON)	12,512	810,527

Grand Canyon Education, Inc.(NON)	14,027	599,514

		1,410,041
Diversified telecommunication services (2.4%)

Cincinnati Bell, Inc.(NON)	177,993	688,833

Cogent Communications Holdings, Inc.	23,337	910,843

IDT Corp. Class B	25,018	390,031

inContact, Inc.(NON)	76,438	679,534

Inteliquent, Inc.	45,445	729,392

		3,398,633
Electrical equipment (1.1%)

AZZ, Inc.	11,655	659,673

EnerSys	15,294	852,182

		1,511,855
Electronic equipment, instruments, and components (2.5%)

Littelfuse, Inc.	5,538	681,783

MTS Systems Corp.	6,518	396,620

Plexus Corp.(NON)	14,734	582,288

QLogic Corp.(NON)	60,716	816,023

SYNNEX Corp.	6,725	622,668

VeriFone Systems, Inc.(NON)	17,899	505,468

		3,604,850
Food and staples retail (0.2%)

Andersons, Inc. (The)	8,702	273,330

		273,330
Food products (1.9%)

Cal-Maine Foods, Inc.(S)	8,999	467,138

John B. Sanfilippo & Son, Inc.	16,020	1,106,822

Pinnacle Foods, Inc.	9,120	407,482

Sanderson Farms, Inc.(S)	7,120	642,082

		2,623,524
Health-care equipment and supplies (6.9%)

Accuray, Inc.(NON)(S)	56,820	328,420

AtriCure, Inc.(NON)	16,330	274,834

Conmed Corp.	10,228	428,962

DexCom, Inc.(NON)	13,922	945,443

Entellus Medical, Inc.(NON)(S)	14,240	259,026

GenMark Diagnostics, Inc.(NON)	50,629	266,815

Globus Medical, Inc. Class A(NON)	25,121	596,624

Greatbatch, Inc.(NON)	18,914	674,095

ICU Medical, Inc.(NON)	11,466	1,193,611

Insulet Corp.(NON)	17,602	583,682

Nuvectra Corp.(NON)	6,304	34,105

OraSure Technologies, Inc.(NON)	77,724	561,945

Rockwell Medical, Inc.(NON)(S)	37,774	283,683

Spectranetics Corp. (The)(NON)(S)	25,117	364,699

STAAR Surgical Co.(NON)(S)	42,818	316,425

STERIS PLC (United Kingdom)	7,028	499,339

TransEnterix, Inc.(NON)(S)	112,729	479,098

West Pharmaceutical Services, Inc.	13,745	952,803

Zeltiq Aesthetics, Inc.(NON)(S)	26,205	711,728

		9,755,337
Health-care providers and services (5.4%)

AmSurg Corp.(NON)	10,880	811,648

Centene Corp.(NON)	11,580	712,981

Chemed Corp.	10,735	1,454,056

HealthSouth Corp.	18,304	688,780

Landauer, Inc.	13,350	441,485

Molina Healthcare, Inc.(NON)	3,659	235,969

PharMerica Corp.(NON)	13,647	301,735

Providence Service Corp. (The)(NON)	9,758	498,341

RadNet, Inc.(NON)	72,878	352,001

Select Medical Holdings Corp.(NON)	42,719	504,511

Surgical Care Affiliates, Inc.(NON)	17,602	814,621

Team Health Holdings, Inc.(NON)	7,812	326,620

WellCare Health Plans, Inc.(NON)	5,044	467,831

		7,610,579
Health-care technology (0.8%)

Imprivata, Inc.(NON)	46,279	584,504

Veeva Systems, Inc. Class A(NON)(S)	22,052	552,182

		1,136,686
Hotels, restaurants, and leisure (2.8%)

Brinker International, Inc.	11,867	545,289

Cedar Fair LP	9,493	564,359

Cheesecake Factory, Inc. (The)(S)	13,053	692,984

Diamond Resorts International, Inc.(NON)	24,128	586,310

Marcus Corp. (The)	15,605	295,715

Papa John's International, Inc.	10,771	583,680

Penn National Gaming, Inc.(NON)	37,600	627,544

		3,895,881
Household durables (0.4%)

Ethan Allen Interiors, Inc.	19,171	610,021

		610,021
Insurance (2.8%)

Amtrust Financial Services, Inc.	26,699	690,970

Employers Holdings, Inc.	30,853	868,203

Federated National Holding Co.	27,985	550,185

HCI Group, Inc.(S)	14,042	467,599

Heritage Insurance Holdings, Inc.	31,149	497,450

United Insurance Holdings Corp.	43,510	835,827

		3,910,234
Internet and catalog retail (0.2%)

Shutterfly, Inc.(NON)	5,369	248,961

		248,961
Internet software and services (1.1%)

Apigee Corp.(NON)(S)	45,784	380,465

IntraLinks Holdings, Inc.(NON)	31,545	248,575

Monster Worldwide, Inc.(NON)	71,805	234,084

Web.com Group, Inc.(NON)	37,006	733,459

		1,596,583
IT Services (1.5%)

Cardtronics, Inc.(NON)	12,658	455,561

CSG Systems International, Inc.	16,613	750,243

MAXIMUS, Inc.	9,825	517,188

NeuStar, Inc. Class A(NON)(S)	14,339	352,739

		2,075,731
Leisure products (1.3%)

Brunswick Corp.(S)	9,988	479,224

MCBC Holdings, Inc.(NON)	21,988	309,591

Smith & Wesson Holding Corp.(NON)	37,972	1,010,815

		1,799,630
Life sciences tools and services (1.3%)

Cambrex Corp.(NON)	14,734	648,296

Charles River Laboratories International, Inc.(NON)	8,999	683,384

INC Research Holdings, Inc. Class A(NON)	13,053	537,914

		1,869,594
Machinery (2.4%)

Altra Industrial Motion Corp.	15,052	418,145

Kadant, Inc.	11,648	526,024

Standex International Corp.	12,357	961,498

Wabash National Corp.(NON)	53,992	712,694

Woodward, Inc.	16,218	843,660

		3,462,021
Marine (0.3%)

Matson, Inc.	10,634	427,168

		427,168
Media (3.2%)

Discovery Communications, Inc. Class A(NON)	21,557	617,177

Entravision Communications Corp. Class A	61,606	458,349

Gray Television, Inc.(NON)	47,587	557,720

Lions Gate Entertainment Corp.	31,684	692,295

National CineMedia, Inc.	32,237	490,325

Nexstar Broadcasting Group, Inc. Class A	12,130	536,995

Regal Entertainment Group Class A	33,819	714,934

Sinclair Broadcast Group, Inc. Class A	13,548	416,601

		4,484,396
Multiline retail (0.6%)

Big Lots, Inc.	8,900	403,081

Dillards, Inc. Class A	5,340	453,419

		856,500
Oil, gas, and consumable fuels (0.7%)

Callon Petroleum Co.(NON)	43,470	384,710

Diamondback Energy, Inc.(NON)	4,976	384,048

Gulfport Energy Corp.(NON)	8,020	227,287

		996,045
Paper and forest products (0.2%)

KapStone Paper and Packaging Corp.	20,569	284,881

		284,881
Personal products (0.6%)

Coty, Inc. Class A	16,020	445,837

Nutraceutical International Corp.(NON)	17,108	416,580

		862,417
Pharmaceuticals (5.0%)

Akorn, Inc.(NON)	14,339	337,397

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)	72,582	257,666

Cardiome Pharma Corp. (Canada)(NON)	162,369	664,089

Catalent, Inc.(NON)	17,305	461,524

Depomed, Inc.(NON)	15,427	214,898

Impax Laboratories, Inc.(NON)	6,824	218,504

Jazz Pharmaceuticals PLC(NON)	16,382	2,138,665

Lannett Co., Inc.(NON)(S)	22,942	411,350

Pacira Pharmaceuticals, Inc.(NON)	12,262	649,641

Prestige Brands Holdings, Inc.(NON)	15,367	820,444

Sucampo Pharmaceuticals, Inc. Class A(NON)	41,433	452,863

Supernus Pharmaceuticals, Inc.(NON)	34,031	518,973

		7,146,014
Professional services (2.4%)

CEB, Inc.	7,192	465,538

ICF International, Inc.(NON)	21,600	742,392

Kforce, Inc.	24,207	473,973

Korn/Ferry International	13,548	383,273

On Assignment, Inc.(NON)	14,261	526,516

TrueBlue, Inc.(NON)	9,965	260,585

WageWorks, Inc.(NON)	9,889	500,482

		3,352,759
Real estate investment trusts (REITs) (3.0%)

Communications Sales & Leasing, Inc.	38,566	858,094

Geo Group, Inc. (The)	42,818	1,484,500

National Health Investors, Inc.	10,779	717,019

Omega Healthcare Investors, Inc.(S)	19,481	687,679

Sovran Self Storage, Inc.	3,659	431,579

		4,178,871
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A	20,074	688,538

		688,538
Semiconductors and semiconductor equipment (8.4%)

Advanced Energy Industries, Inc.(NON)	31,248	1,087,118

Ambarella, Inc.(NON)(S)	9,197	411,106

Cavium, Inc.(NON)	11,322	692,454

CEVA, Inc.(NON)	39,292	884,070

Cirrus Logic, Inc.(NON)	15,031	547,279

Cypress Semiconductor Corp.(NON)	75,054	649,968

DSP Group, Inc.(NON)	49,838	454,523

Integrated Device Technology, Inc.(NON)	15,328	313,304

Intersil Corp. Class A	24,821	331,857

Lattice Semiconductor Corp.(NON)	108,279	615,025

Mellanox Technologies, Ltd. (Israel)(NON)	16,760	910,571

Microsemi Corp.(NON)	16,812	644,068

MKS Instruments, Inc.	12,361	465,392

Monolithic Power Systems, Inc.	9,988	635,636

ON Semiconductor Corp.(NON)	63,682	610,710

Power Integrations, Inc.	10,977	545,118

Semtech Corp.(NON)	8,812	193,776

Silicon Laboratories, Inc.(NON)	5,934	266,793

Skyworks Solutions, Inc.	9,691	754,929

Synaptics, Inc.(NON)	5,045	402,288

Tessera Technologies, Inc.	17,602	545,662

		11,961,647
Software (5.2%)

A10 Networks, Inc.(NON)	55,178	326,654

Aspen Technology, Inc.(NON)	15,235	550,441

AVG Technologies NV (Netherlands)(NON)	19,274	399,936

Blackbaud, Inc.	13,251	833,355

Gigamon, Inc.(NON)	9,296	288,362

Manhattan Associates, Inc.(NON)	11,226	638,423

Mentor Graphics Corp.	32,798	666,783

MobileIron, Inc.(NON)(S)	76,636	346,395

Paylocity Holding Corp.(NON)	9,592	314,042

Proofpoint, Inc.(NON)	15,921	856,231

QAD, Inc. Class A	29,369	624,091

Synchronoss Technologies, Inc.(NON)	10,186	329,415

Tyler Technologies, Inc.(NON)	5,435	698,995

Verint Systems, Inc.(NON)	14,586	486,881

		7,360,004
Specialty retail (1.8%)

Caleres, Inc.	22,060	624,077

Children's Place, Inc. (The)	5,637	470,520

DSW, Inc. Class A	14,734	407,248

Express, Inc.(NON)	31,248	669,020

GNC Holdings, Inc. Class A	12,262	389,319

		2,560,184
Technology hardware, storage, and peripherals (0.6%)

NCR Corp.(NON)	29,800	891,914

		891,914
Textiles, apparel, and luxury goods (1.9%)

Coach, Inc.	14,734	590,686

G-III Apparel Group, Ltd.(NON)	17,624	861,637

Oxford Industries, Inc.	5,614	377,429

Steven Madden, Ltd.(NON)	12,944	479,446

Wolverine World Wide, Inc.	17,701	326,052

		2,635,250
Thrifts and mortgage finance (1.1%)

BofI Holding, Inc.(NON)(S)	28,467	607,486

Essent Group, Ltd.(NON)	27,589	573,851

PennyMac Financial Services, Inc. Class A(NON)	31,248	367,476

		1,548,813
Tobacco (0.5%)

Vector Group, Ltd.	28,578	652,722

		652,722
Trading companies and distributors (0.5%)

Beacon Roofing Supply, Inc.(NON)	15,624	640,740

		640,740

Total common stocks (cost $131,125,161)		$141,179,674

SHORT-TERM INVESTMENTS (9.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	13,016,413	$13,016,413

Putnam Short Term Investment Fund 0.44%(AFF)	1,020,419	1,020,419

Total short-term investments (cost $14,036,832)		$14,036,832

TOTAL INVESTMENTS

Total investments (cost $145,161,993)(b)		$155,216,506

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $141,633,449.
(b)	The aggregate identified cost on a tax basis is $145,225,720, resulting in gross unrealized appreciation and depreciation of $23,819,067 and $13,828,281, respectively, or net unrealized appreciation of $9,990,786.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$5,009,477	$32,471,529	$36,460,587	$2,661	$1,020,419
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $13,016,413, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,796,415.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$21,773,627	$—	$—
Consumer staples	4,411,993	—	—
Energy	996,045	—	—
Financials	14,188,454	—	—
Health care	40,722,836	—	—
Industrials	19,012,981	—	—
Information technology	31,514,466	—	—
Materials	5,160,639	—	—
Telecommunication services	3,398,633	—	—
Total common stocks	141,179,674	—	—
Short-term investments	1,020,419	13,016,413	—

Totals by level	$142,200,093	$13,016,413	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016